Borrowings (Details)	2 Months Ended	3 Months Ended	4 Months Ended		5 Months Ended	6 Months Ended			8 Months Ended		10 Months Ended	12 Months Ended
	Mar. 13, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 23, 2019 USD ($)	Apr. 18, 2019 USD ($)	May 29, 2019 USD ($)	Jun. 27, 2019 USD ($)	Jun. 29, 2018 USD ($)	Mar. 31, 2018 USD ($)	Sep. 07, 2018 USD ($)	Aug. 29, 2018 USD ($)	Nov. 09, 2018 USD ($)	Dec. 31, 2019 USD ($)	Oct. 16, 2019	Mar. 12, 2019
Debt Instrument [Line Items]
Outstanding balance under sale and leaseback transaction		$ 87,530,000										$ 79,391,000
ABN AMRO $50 million facility
Debt Instrument [Line Items]
Line of credit facility issuance date												Dec. 03, 2018
Number of loan tranches												2
Interest rate description												LIBOR plus 350 basis points
Debt instrument, basis spread on variable rate												3.50%
Proceeds from lines of credit		50,000,000
Loan's discount		$ 500,000
Number of repayment installments												12
Repayment frequency												quarterly
Balloon payment on the last repayment date												$ 10,850,000
Expiration date												Dec. 31, 2022
Amount outstanding												$ 25,800,000
ABN AMRO $50 million facility | Supplemental Agreement
Debt Instrument [Line Items]
Line of credit facility issuance date												Jun. 28, 2019
Prepayment of debt												$ 9,400,000
Number of vessels released												2
ABN AMRO $50 million facility | Tranche A
Debt Instrument [Line Items]
Amount of each tranche												$ 41,200,000
Number of vessels financed												4
Number of vessels partially financed												1
ABN AMRO $50 million facility | Tranche B
Debt Instrument [Line Items]
Amount of each tranche												$ 8,800,000
Number of vessels partially financed												1
ABN AMRO $50 million facility | First Installment
Debt Instrument [Line Items]
Repayment installment												$ 3,400,000
ABN AMRO $50 million facility | Subsequent 11 Installments
Debt Instrument [Line Items]
Repayment installment												$ 1,050,000
BNP Paribas $24 million facility | Initial Facility
Debt Instrument [Line Items]
Line of credit facility issuance date												Dec. 20, 2017
Maximum borrowing capacity												$ 24,000,000
Amount of each tranche												$ 6,000,000
Number of loan tranches												4
Number of vessels financed												4
Interest rate description												LIBOR plus 300 basis points
Debt instrument, basis spread on variable rate												3.00%
Proceeds from lines of credit								$ 24,000,000
Loan's discount								$ 300,000
Amount outstanding												$ 0
BNP Paribas $24 million facility | Facility Extension
Debt Instrument [Line Items]
Line of credit facility issuance date												Sep. 30, 2018
Maximum borrowing capacity												$ 9,000,000
Number of vessels partially financed												1
Interest rate description												LIBOR plus 300 points per annum
Debt instrument, basis spread on variable rate												3.00%
Proceeds from lines of credit									$ 9,000,000
Loan's discount									$ 103,500
Amount outstanding												$ 0
BNP Paribas $25 million facility
Debt Instrument [Line Items]
Line of credit facility issuance date												May 25, 2018
Maximum borrowing capacity												$ 25,000,000
Number of vessels partially financed												1
Interest rate description												LIBOR plus 300 basis points
Debt instrument, basis spread on variable rate												3.00%
Proceeds from lines of credit					$ 25,000,000
Loan's discount					$ 300,000
Amount outstanding												$ 0
BNP Paribas $54 million facility
Debt Instrument [Line Items]
Line of credit facility issuance date												Jun. 26, 2019
Maximum borrowing capacity												$ 54,000,000
Number of vessels financed												7
Interest rate description												LIBOR plus 300 basis points
Debt instrument, basis spread on variable rate												3.00%
Proceeds from lines of credit						$ 48,750,000
Loan's discount						$ 405,000
Number of repayment installments												18
Repayment frequency												quartely
Balloon payment on the last repayment date												$ 13,542,000
Expiration date												Jun. 30, 2024
Remaining borrowing capacity												$ 0
Amount outstanding												44,688,000
BNP Paribas $54 million facility | Two Installments
Debt Instrument [Line Items]
Repayment installment												2,031,000
BNP Paribas $54 million facility | Subsequent Sixteen Installments
Debt Instrument [Line Items]
Repayment installment												$ 1,693,000
HCOB and Alpha Bank A.E. $36 million facility
Debt Instrument [Line Items]
Line of credit facility issuance date												Jun. 28, 2018
Maximum borrowing capacity												$ 36,000,000
Number of vessels partially financed												2
Interest rate description												LIBOR plus 325 basis points
Debt instrument, basis spread on variable rate												3.25%
Proceeds from lines of credit												$ 36,000,000
Loan's discount												$ 270,000
Number of repayment installments												10
Repayment frequency												quarterly
Repayment installment												$ 1,200,000
Balloon payment on the last repayment date												$ 15,200,000
Expiration date												Jun. 30, 2022
Amount outstanding												$ 27,200,000
HCOB AG
Debt Instrument [Line Items]
Line of credit facility issuance date												Nov. 09, 2018
Amount of each tranche												$ 31,800,000
Number of loan tranches												4
Number of vessels financed												4
Vessel capacity in TEU												10,000
Interest rate description												LIBOR plus 325 basis points
Debt instrument, basis spread on variable rate												3.25%
Loan commitment fee per annum on the undrawn loan amount												0.75%
Number of tranches cancelled													1	1
Remaining borrowing capacity												$ 0
Amount outstanding												$ 57,131,000
HCOB AG | Second Tranche
Debt Instrument [Line Items]
Number of vessels financed												1
Proceeds from lines of credit	$ 30,150,000
Loan's discount	$ 166,000
Number of repayment installments												15
Repayment frequency												quarterly
Repayment installment												$ 702,400
Balloon payment on the last repayment date												$ 17,506,000
Expiration date												Jul. 31, 2023
HCOB AG | Fourth Tranche
Debt Instrument [Line Items]
Number of vessels financed												1
Proceeds from lines of credit				$ 31,122,000
Loan's discount				$ 233,000
Number of repayment installments												15
Repayment frequency												quarterly
Repayment installment												$ 678,000
Balloon payment on the last repayment date												$ 18,918,000
Expiration date												Jul. 31, 2023
Sellers' Credit
Debt Instrument [Line Items]
Line of credit facility issuance date												Jan. 31, 2019
Maximum borrowing capacity												$ 20,000,000
Number of loan tranches												2
Number of vessels financed												2
Vessel type												Containership
Vessel capacity in TEU												10,000
Year Built												2011
Debt Instrument, Interest Rate, Stated Percentage												5.00%
Proceeds from lines of credit			$ 15,000,000
Loan's discount			$ 150,000
Expiration date												Jan. 31, 2020
Amount outstanding												$ 15,000,000
Sellers' Credit | Tranche A
Debt Instrument [Line Items]
Maximum borrowing capacity												15,000,000
Sellers' Credit | Tranche B
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 5,000,000
Financial Liability
Debt Instrument [Line Items]
Line of credit facility issuance date												May 25, 2018
Sale and leaseback transaction, net proceeds financing activities												$ 119,000,000
Number of containerships under sale and leaseback transaction												14
Sale and leaseback transaction, number of repayment installments												60
Sale and leaseback transaction, frequency of repayment installments												monthly
Sale and leaseback transaction, monthly rental payments												$ 1,097,000
Contractual obligation												45,100,000
Outstanding balance under sale and leaseback transaction												$ 79,391,000
Financial Liability | First Six Vessels
Debt Instrument [Line Items]
Sale and leaseback transaction, net proceeds financing activities							$ 37,500,000
Financial Liability | Four Vessels
Debt Instrument [Line Items]
Sale and leaseback transaction, net proceeds financing activities										$ 26,000,000
Financial Liability | Four Additional Vessels
Debt Instrument [Line Items]
Sale and leaseback transaction, net proceeds financing activities											$ 26,700,000